Share capital and reserves - Changes in stock options (Details) - $ / shares					12 Months Ended
	Nov. 25, 2022	Jun. 06, 2022	Jan. 12, 2022	Oct. 07, 2021	Dec. 31, 2023	Dec. 31, 2022
Share capital and reserves
Exercise price at beginning					$ 22.31
Number of options granted				555,555
Number of warrants balance at beginning						569,655
Number of warrants balance at ending					1,125,210
Exercise price balance at ending					$ 22.31	$ 22.31
Stock Options [Member]
Share capital and reserves
Number of options balance at beginning						67,332
Exercise price at beginning					$ 21.75	$ 27.89
Number of options granted	7,776	43,866	14,162		8,000
Exercise price granted	$ 12.42	$ 14.40	$ 22.86		$ 2.90
Number of warrants balance at beginning					128,240
Number of options expired					(32,318)	(4,896)
Exercise price expired					$ 33.65	$ 28.67
Number of warrants balance at ending					103,922	128,240
Exercise price balance at ending					$ 16.60	$ 21.75
Number of options vested balance at end					89,872
Exercise price vested balance at end					$ 16.54